Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance Sheets [Abstract]
Preferred stock, shares authorized	350,000	350,000	350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000	5,000,000	5,000,000
Common stock, shares issued	3,754,224	3,126,952	2,393,657
Common stock, shares outstanding	3,754,224	3,126,952	2,393,657